BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                         BMA VARIABLE ANNUITY ACCOUNT A
                           BMA VARIABLE LIFE ACCOUNT A

                       Supplement dated April 29, 2005 to
                        Prospectuses dated April 29, 2005


The purpose of this supplement is (i) to advise you of a future change in the variable investment options available under your variable annuity contract or variable life insurance policy; and (ii) to notify you of the expiration of the Investors Mark Series Fund, Inc. ("IMSF")'s expense limitation arrangement effective July 1, 2005.

                              SUBSTITUTION OF FUNDS

Business Men's Assurance Company of America ("BMA") proposes to substitute the shares held by BMA Variable Annuity Account A and BMA Variable Life Account A in the portfolios of Investors Mark Series Fund, Inc. ("Existing Funds" or "IMSF Portfolios") with shares of certain portfolios of other registered investment companies ("Replacement Funds"). BMA has filed an application with the United States Securities and Exchange Commission ("SEC") requesting an order approving the substitutions. The proposed substitutions are as follows:


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                    EXISTING FUND                                           REPLACEMENT FUND
           Investors Mark Series Fund, Inc.
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
Intermediate Fixed Income Portfolio                     Investment Grade Bond Portfolio of Fidelity Variable
                                                        Insurance Products Fund II
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Global Fixed Income Portfolio                           Investment Grade Bond Portfolio of Fidelity Variable
                                                        Insurance Products Fund II
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Money Market Portfolio                                  Money Market Portfolio of Fidelity Variable Insurance
                                                        Products Fund
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Mid Cap Equity Portfolio                                Mid Cap Portfolio of Fidelity Variable Insurance
                                                        Products Fund III
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Small Cap Equity Portfolio                              Emerging Leaders Portfolio of Dreyfus Investment
                                                        Portfolios
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Large Cap Growth Portfolio                              T. Rowe Price Blue Chip Growth Portfolio of T. Rowe
                                                        Price Equity Series, Inc.
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Large Cap Value Portfolio                               Growth and Income Portfolio of Lord Abbett Series Fund,
                                                        Inc.
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Growth & Income Portfolio                               Growth and Income Portfolio of Lord Abbett Series Fund,
                                                        Inc.
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Balanced Portfolio                                      T. Rowe Price Personal Strategy Balanced Portfolio of
                                                        T. Rowe Price Equity Series, Inc.
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

A contract owner, prior to the date of the substitution, may transfer his/her contract value/accumulation value out of a variable investment option funded by an Existing Fund to another available variable investment option without any limitation or charge being imposed or without the transfer counting toward the number of free transfers permitted under his/her contract. For at least 30 days following the effective date of the proposed substitutions, a contract owner may transfer his/her contract value/accumulation value out of a variable investment option funded by a Replacement Fund as a result of the substitutions to another available variable investment option without any limitation or charge being imposed or without the transfer counting toward the number of free transfers permitted under his/her contract.

A complete list of all variable investment options that are available under your contract is set forth in your product prospectus. Information regarding the Replacement Funds, including the investment objectives, policies, risks and fees and expenses are contained in the Fund prospectuses. You may obtain copies of these prospectuses by calling 1-800-423-9398.

BMA will effect the substitutions by simultaneously placing an order to redeem the shares of the Existing Funds and an order to purchase shares of the Replacement Funds. These transactions will not count as transfers for purposes of any transfer charges or restrictions.

All expenses incurred in connection with the proposed substitutions will be paid by the investment adviser of IMSF or an affiliate thereof. Contract owners will not incur any fees or charges as a result of the proposed substitutions, nor will their rights or BMA's obligations under the contracts be altered in any way. The proposed substitutions will not impose any tax liability on contract owners. BMA will send affected contract owners a notice within five business days after the substitution.

                 EXPIRATION OF EXPENSE REIMBURSEMENT ARRANGEMENT

The IMSF Portfolios commenced investment operations in 1997. Since the Portfolios' inception, Investors Mark Advisor, LLC ("IMA") has reimbursed certain operating expenses of the Portfolios. IMA's contractual obligation to reimburse Portfolio expenses expires on May 1, 2005, and IMA has agreed to voluntarily continue the reimbursement arrangement until July 1, 2005. It is anticipated that the SEC will issue the substitution order sometime in the summer of 2005 with the actual substitution occurring shortly thereafter. If the substitution does not take place by July 1, 2005, and if IMA does not elect to voluntarily continue subsidizing the Portfolios after July 1, 2005, contract owners with monies still invested in the IMSF Portfolios can expect that the operating expenses of the Portfolios will increase substantially which will result in lower Portfolio performance. Additional information concerning the IMSF Portfolios' fees and expenses is contained in the Fee Table and its accompanying footnotes in the IMSF Prospectus.